Other Long-Term Liabilities (Schedule of other long term liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Non Current [Line Items]
Liability for severance pay	$ 1,840	$ 1,401
Deferred revenues related to non-standard warranty	3,631	7,304
Operating lease obligations	3,857	2,208
Finance lease obligations	4,983	4,453
Total Other long term liabilities	$ 14,311	$ 15,366